TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Net operating losses carryforward and tax credits	$86,490	$16,809
Share based payments	17,299	8,958
Research and development costs	4,246	3,562
Reserves, allowances and other	4,260	5,574

Deferred tax assets before valuation allowance	112,295	34,903
Valuation allowance	(8,839)	(7,347)

Deferred tax assets	103,456	27,556

Deferred tax liabilities:
Acquired intangibles	(231,645)	(28,164)
Acquired deferred revenue	(4,670)	(302)
Deferred tax liabilities	(236,315)	(28,466)

Deferred tax liabilities, net	$(132,859)	$(910)

	December 31,
	2016	2015

Deferred tax assets	$14,093	$14,130
Deferred tax liabilities	(146,952)	(15,040)

Deferred tax liabilities, net	$(132,859)	$(910)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2016	2015	2014

Income before taxes on income, as reported in the consolidated statements of income	$144,481	$171,410	$110,059

Statutory tax rate in Israel	25.0%	26.5%	26.5%
Preferred Enterprise benefits (*)	(8.9)%	(6.1)%	(4.1)%
Changes in valuation allowance	1.0%	(0.4)%	(2.2)%
Earnings taxed under foreign law	(7.7)%	(4.0)%	(4.8)%
Tax settlements and other adjustments	5.8%	1.1%	(7.0)%
Other	(0.4)%	0.9%	0.6%

Effective tax rate	14.8%	18.0%	9.0%

Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31,
	2016	2015	2014

Basic	$0.22	$0.18	$0.08

Diluted	$0.21	$0.17	$0.07

Schedule of Income Before Income Tax, Domestic and Foreign
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2016	2015	2014

Domestic	$131,111	$122,952	$67,192
Foreign	13,370	48,458	42,867

	$144,481	$171,410	$110,059

Schedule of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current	$47,318	$23,978	$37,694
Deferred	(25,906)	6,854	(27,785)

	$21,412	$30,832	$9,909

Domestic	$28,097	$24,812	$2,337
Foreign	(6,685)	6,020	7,572

	$21,412	$30,832	$9,909

Of which:

	Year ended December 31,
	2016	2015	2014

Domestic taxes:
Current	$27,932	$14,860	$16,351
Deferred	165	9,952	(14,014)

	$28,097	$24,812	$2,337
Foreign taxes:
Current	$19,386	$9,118	$21,343
Deferred	(26,071)	(3,098)	(13,771)

	$(6,685)	$6,020	$7,572

Taxes on income	$21,412	$30,832	$9,909

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2015

Uncertain tax positions, beginning of year	$18,236	$18,561
Increases in tax positions for prior years	2,147	110
Increases in tax positions for current year	9,926	5,085
Settlements	(1,331)	(2,173)
Expiry of the statute of limitations	(2,319)	(3,347)

Uncertain tax positions, end of year	$26,659	$18,236